Prospectus Investor Class [Member] Annual Fund Operating Expenses - Prospectus-Investor Class - Payden Equity Income Fund - Payden Equity Income Fund (Investor Class)	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.76%